RIGHT-OF-USE ASSETS	12 Months Ended
Mar. 31, 2025
Right-of-use Assets
RIGHT-OF-USE ASSETS

11.	RIGHT-OF-USE ASSETS

Leased properties
HK$’000

COST
At April 1, 2023 and March 31, 2024	2,919
Write-off	(2,919)

At March 31, 2025	-

ACCUMULATED DEPRECIATION
At April 1, 2023	1,216
Provided for the year	973

At March 31, 2024	2,189
Provided for the year	730
Write-off	(2,919)

At March 31, 2025	-

CARRYING VALUES
At March 31, 2025	-

At March 31, 2024	730

Depreciation expenses for the years ended March 31, 2023, 2024 and 2025 amounted to HK$973,000, HK$973,000 and HK$730,000, respectively, which were included in administrative expenses. No impairment losses were recognized during any of the years presented.

During the year ended March 31, 2025, the lease term for certain right-of-use assets expired. As the related assets had been fully depreciated, their gross carrying amount of HK$2,919,000 were written off, resulting in no impact on the consolidated statements of profit or loss and other comprehensive income.